Mine restoration provisions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Provisions [Abstract]
Disclosure of other provisions
The following table shows the movement in the provision for mine restoration provisions:

	2018	2017
	$	$

Balance, beginning of year	98,446	81,162
Reclamation spending	(1,040)	(320)
Accretion expense	2,641	1,855
Change in obligation	17,174	15,749
Balance, end of year	117,221	98,446
Less: current portion	(3,170)	(1,819)
	114,051	96,627